Common shares (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholders' Equity
Purchased Of Common Stock Shares			4,166,667
Purchase Of Common Stock Value			$ 1,250,000
Shares Price			$ 0.30
Purchase Of Common Stock Related Costs			$ 93,184
Cancellation Of Common Stock Shares			4,166,667
Issuance Of Common Stock Value	$ 207,300
Issuance Of Common Stock Shares	300,000
Issuance Costs	$ 42,697	$ 0	$ 0